Fair Value Measurements (Details 2) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	May 04, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock purchase warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance		$ 0	$ 25,484,596	$ 25,484,596	$ 1,733,055
Established				0	29,137,682
Effect of Conversion to Common Stock				0	0
Reclassed to Additional Paid-In Capital				0	(1,331,776)	[1]
Change in Fair Value				(25,484,596)	(4,054,365)
Balance				0	25,484,596
Stock purchase warrants [Member] | Predecessor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	$ 11,885,468	0	25,484,596	25,484,596
Established	0	0	0
Change in Fair Value	(9,683,773)	0	(23,282,901)
Balance	2,201,695	0	2,201,695	0	25,484,596
Embedded conversion options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance		0	4,362,225	4,362,225	1,515,540
Established				0	8,825,935
Effect of Conversion to Common Stock				0	(1,932,693)
Reclassed to Additional Paid-In Capital				0	0	[1]
Change in Fair Value				(4,362,225)	(4,046,557)
Balance				0	4,362,225
Embedded conversion options [Member] | Predecessor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	5,112,346	0	4,362,225	4,362,225
Established	0	0	0
Change in Fair Value	(4,716,111)	0	(3,965,990)
Balance	$ 396,235	$ 0	$ 396,235	$ 0	$ 4,362,225

[1]	Various warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.